Deferred Tax - Summary of Estimated Recovery Period For Deferred Tax Balances (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Deferred tax liability	$ 576	$ 780
Total deferred tax liabilities	1,110	1,248
Deferred tax assets	1,176	31
Total deferred tax assets	1,710	499
Net deferred tax (asset) liability	(600)	749
Recovered after more than 12 Months [member]
Statement [Line Items]
Deferred tax liability	1,107	1,063
Deferred tax assets	1,616	383
Recovered within 12 Months [member]
Statement [Line Items]
Deferred tax liability	3	185
Deferred tax assets	$ 94	$ 116